ACCOUNTS RECEIVABLE, NET	12 Months Ended
Jun. 30, 2024
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 5 -             ACCOUNTS RECEIVABLE, NET

Accounts receivable, net consisted of the following:

	June 30, 2024	June30, 2023
Accounts receivable	$23,356,684	$401,399
Less: allowance for credit losses	(719,689)	—
Accounts receivable, net	$22,636,995	$401,399

Allowance for expected credit loss movements:

	June 30, 2024	June 30, 2023
Beginning balance	$—	$—
Provision	719,689	—
Ending balance	$719,689	$—